Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	November 2010
Payment Date	12/15/2010
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,736,906.60

Principal:
Principal Collections	$28,383,855.64
Prepayments in Full	$12,691,013.40
Liquidation Proceeds	$613,833.40
Recoveries	$10,555.87

Sub Total	$41,699,258.31

Collections	$46,436,164.91

Purchase Amounts:
Purchase Amounts Related to Principal	$234,072.55
Purchase Amounts Related to Interest	$1,191.15

Sub Total	$235,263.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$46,671,428.61

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	November 2010
Payment Date	12/15/2010
Transaction Month	5
III. DISTRIBUTIONS

				Carryover	Remaining
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,671,428.61
Servicing Fee	$1,103,918.52	$1,103,918.52	$0.00	$0.00	$45,567,510.09
Interest — Class A-1 Notes	$53,827.03	$53,827.03	$0.00	$0.00	$45,513,683.06
Interest — Class A-2 Notes	$148,037.50	$148,037.50	$0.00	$0.00	$45,365,645.56
Interest — Class A-3 Notes	$386,610.00	$386,610.00	$0.00	$0.00	$44,979,035.56
Interest — Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$44,725,129.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,725,129.56
Interest — Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$44,638,748.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,638,748.39
Interest — Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$44,575,938.64
Third Priority Principal Payment	$2,003,526.67	$2,003,526.67	$0.00	$0.00	$42,572,411.97
Interest — Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$42,491,688.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,491,688.97
Regular Principal Payment	$125,763,144.73	$42,491,688.97	$0.00	$0.00	$0.00
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$46,671,428.61

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$2,003,526.67
Regular Principal Payment	$42,491,688.97

Total	$44,495,215.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
		Original		Original		Original
	Actual	Balance	Actual	Balance	Actual	Balance
Class A-1 Notes	$44,495,215.64	$126.05	$53,827.03	$0.15	$44,549,042.67	$126.20
Class A-2 Notes	$0.00	$0.00	$148,037.50	$0.54	$148,037.50	$0.54
Class A-3 Notes	$0.00	$0.00	$386,610.00	$0.82	$386,610.00	$0.82
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$44,495,215.64	$38.27	$1,072,294.45	$0.92	$45,567,510.09	$39.20

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	November 2010
Payment Date	12/15/2010
Transaction Month	5
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$127,766,671.40	0.3619452	$83,271,455.76	0.2358965
Class A-2 Notes	$273,300,000.00	1.0000000	$273,300,000.00	1.0000000
Class A-3 Notes	$473,400,000.00	1.0000000	$473,400,000.00	1.0000000
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$1,162,536,671.40	0.8377013	$1,118,041,455.76	0.8056389

Pool Information
Weighted Average APR		4.260%		4.241%
Weighted Average Remaining Term		52.46		51.66
Number of Receivables Outstanding		63,110		61,567
Pool Balance		$1,324,702,222.92		$1,282,393,162.33
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$1,170,097,835.94		$1,133,323,144.73
Pool Factor		0.8611312		0.8336280

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance				$15,383,279.21
Targeted Credit Enhancement Amount				$19,235,897.43
Yield Supplement Overcollateralization Amount				$149,070,017.60
Targeted Overcollateralization Amount				$152,922,635.82
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)				$164,351,706.57

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance				$15,383,279.21
Reserve Account Deposits Made				$0.00
Reserve Account Draw Amount				$0.00

Ending Reserve Account Balance				$15,383,279.21
Change in Reserve Account Balance				$0.00

Specified Reserve Balance				$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	November 2010
Payment Date	12/15/2010
Transaction Month	5
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		219	$386,285.60
(Recoveries)		7	$10,555.87

Net Losses for Current Collection Period			$375,729.73
Cumulative Net Losses Last Collection Period			$815,659.35

Cumulative Net Losses for all Collection Periods			$1,191,389.08

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.34%

Delinquent Receivables:

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	0.67%	421	$8,534,403.59
61-90 Days Delinquent	0.06%	41	$810,678.63
91-120 Days Delinquent	0.03%	13	$335,203.06
Over 120 Days Delinquent	0.02%	7	$232,597.46

Total Delinquent Receivables	0.77%	482	$9,912,882.74

Repossesion Inventory:

Repossesed in the Current Collection Period		57	$1,421,194.65
Total Repossesed Inventory		71	$1,773,068.96

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2051%
Preceding Collection Period			0.4466%
Current Collection Period			0.3459%
Three Month Average			0.3325%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0432%
Preceding Collection Period			0.0586%
Current Collection Period			0.0991%
Three Month Average			0.0670%